Leases (Lease Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Short-term lease costs	$ 142	$ 130
Operating lease costs	527	545
Total	669	675	$ 577
Variable lease costs	23	326	438
Lease, cost	$ 692	$ 1,001	$ 1,015